Unaudited Consolidated Statement of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Preferred Stock [Member]	Comprehensive Income [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 35,320	$ 16,616,426	$ 50,000	$ (2,495)	$ (17,434,636)	$ (735,385)
Begining balance, shares at Dec. 31, 2019	35,319,990		500,000
Net Loss				(865)	(1,001,703)	(1,002,568)
Ending balance, value at Jun. 30, 2020	$ 269,820	17,542,616	$ 100,000	(3,360)	(18,436,339)	(527,263)
Ending balance, shares at Jun. 30, 2020	269,821,248		1,000,000
Common stock issued for the reduction of note payable and payment of interest	$ 234,500	926,190				1,160,690
Common stock issued for the reduction of notes payable and payment of interest, shares	234,501,258
Beginning balance, value at Mar. 31, 2020	$ 59,675	16,714,450	$ 50,000	(3,836)	(17,528,895)	(708,606)
Begining balance, shares at Mar. 31, 2020	59,675,417		500,000
Net Loss				476	(907,444)	(906,968)
Ending balance, value at Jun. 30, 2020	$ 269,820	17,542,616	$ 100,000	(3,360)	(18,436,339)	(527,263)
Ending balance, shares at Jun. 30, 2020	269,821,248		1,000,000
Common stock issued for the reduction of note payable and payment of interest	$ 210,145	828,166				1,038,311
Common stock issued for the reduction of notes payable and payment of interest, shares	210,145,831
Beginning balance, value at Dec. 31, 2020	$ 346,418	18,820,343	$ 100,000	(2,871)	(20,218,727)	(954,837)
Begining balance, shares at Dec. 31, 2020	346,419,296		1,000,000
Net Loss				(8,765)	(9,064,180)	(9,072,945)
Ending balance, value at Jun. 30, 2021	$ 486,092	27,835,741	$ 100,000	(11,636)	(29,282,907)	(872,710)
Ending balance, shares at Jun. 30, 2021	486,093,265		1,000,000
Common stock issued for the reduction of note payable and payment of interest	$ 79,674	8,157,398				8,237,072
Common stock issued for the reduction of notes payable and payment of interest, shares	79,673,969
Common stock issued for services, shares	60,000,000
Common stock issued for services	$ 60,000	858,000				918,000
Beginning balance, value at Mar. 31, 2021	$ 465,005	24,759,393	$ 100,000	(4,934)	(26,403,853)	(1,084,389)
Begining balance, shares at Mar. 31, 2021	465,005,925		1,000,000
Net Loss				(6,702)	(2,879,054)	(2,885,756)
Ending balance, value at Jun. 30, 2021	$ 486,092	$ 27,835,741	$ 100,000	$ (11,636)	$ (29,282,907)	$ (872,710)
Ending balance, shares at Jun. 30, 2021	486,093,265		1,000,000